Investment Strategy - VanEck Data Center Supply Chain ETF	Jun. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Index is a rules-based, modified capitalization-weighted, float-adjusted index intended to replicate the performance of U.S.-listed companies that derive a significant portion of their revenues from activities associated with building, operating, and powering modern data centers (“Data Center Supply Chain Companies”). To be initially eligible for inclusion in the Index, Data Center Supply Chain Companies must generate at least 50% of their revenues from one or more of the following categories: Cloud Networking Solutions; Data Center Supply Chain Services, Equipment, and Storage; Data Center Real Estate; Fabless and Quantum Computing; Nuclear Energy Providers and Generators; and Power Supply Chain.
Cloud Networking Solutions companies may include providers of data center networking hardware and software, including high-speed switching and routing, optical and interconnect technologies, and network operating systems and orchestration tools. Data Center Supply Chain Services, Equipment, and Storage companies may include providers of servers, storage systems, cooling and thermal management, racks and enclosures, uninterruptible power supplies, power management equipment, and data center design, construction, operations, and managed services. Data Center Real Estate companies may include owners, developers, and operators of data centers and digital supply chain real estate, including data center real estate investment trusts ("REITs") and related landlords.
Fabless and Quantum Computing companies may include fabless semiconductor (i.e., those that design, market and/or sell semiconductor chips but do not own or operate their own manufacturing facilities) and computing platform companies whose products are primarily designed for data center workloads (including compute, acceleration, memory, and interconnect) as well as companies developing quantum computing hardware, software, and enabling components. Nuclear Energy Providers and Generators companies may include operators and developers of nuclear generation assets and companies involved in nuclear fuel, services, and equipment. Power Supply Chain companies may include providers of electric grid equipment and services, including transmission and distribution supply chain, transformers, switchgear, power electronics, backup generation, and microgrid solutions.
Companies in the Index may be domiciled outside of the U.S. and may include small-, medium-, and large-capitalization companies, and the Fund may invest in depositary receipts. As of April 30, 2026, the Index included 59 securities of companies with a market capitalization range of between approximately $7.3 billion and $4.85 trillion and a weighted average market capitalization of $405.3 billion.
These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Index is published by MarketVector Indexes GmbH (the “Index Provider”), which is an indirectly wholly owned subsidiary of the Adviser. The Index is reconstituted and rebalanced semiannually.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of April 30, 2026, the information technology, industrials and utilities sectors represented significant portions of the Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of April 30, 2026, the information technology, industrials and utilities sectors represented significant portions of the Index.